                            VINTAGE XTRA(SM) ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Income Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Core Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B
  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B

Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                    STANDARD DEATH     ENHANCED DEATH
                                                                                        BENEFIT           BENEFIT
                                                                                   ----------------   ---------------
Mortality and Expense ("M & E") Risk Charge.....................................     1.25%(5)           1.45%(5)
Administrative Expense Charge...................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........     1.40%              1.60%
Optional E.S.P. Charge..........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................     1.60%              1.80%
Optional GMWB I Charge (maximum upon reset).....................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset)....................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........     1.85%              2.05%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.32%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.53%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.56%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income Securities Fund.................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth Securities
  Fund++.........................................    0.51%     0.25%            0.29%
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I++.........................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.71%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................    0.75%     0.25%            0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.09%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................    0.75%       --             0.19%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.11%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio --
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --             0.02%
 Janus Forty Portfolio -- Class A................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.06%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................    0.09%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.91%     0.25%            0.16%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............   --                0.81%        --               0.81%
 American Funds Growth Fund......................   --                0.60%        --               0.60%
 American Funds Growth-Income Fund...............   --                0.54%        --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --                0.74%        --               0.74%
 Mid Cap Portfolio -- Service Class 2............   --                0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income Securities Fund.................   --                0.72%        --               0.72%
 Franklin Small-Mid Cap Growth Securities
  Fund++.........................................   --                1.05%        --               1.05%
 Templeton Foreign Securities Fund...............   --                1.04%        --               1.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --                0.94%        --               0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I++.........................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --                0.76%      0.00%              0.76%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................   --                0.82%      0.00%              0.82%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................   --                1.07%      0.00%              1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................   --                0.94%      0.00%              0.94%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --                0.86%      0.00%              0.86%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................   --                0.72%      0.00%              0.72%
MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio --
  Class E........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio --
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio -- Class A................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................ 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................ 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --                1.32%      0.02%              1.30%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................    0.65%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%          0.09%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.11%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --           0.03%
 BlackRock Money Market Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 Davis Venture Value Portfolio -- Class B++          0.70%     0.25%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.61%       --           0.03%
 MetLife Conservative Allocation
  Portfolio -- Class B...........................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B...........................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.60%     0.25%          0.05%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 MFS(R) Research International Portfolio --
  Class B++......................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................   --                0.97%      0.01%              0.96%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio -- Class B.........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --                0.51%      0.00%              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --                0.73%      0.01%              0.72%
 BlackRock Money Market Portfolio --
  Class E........................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio -- Class B++         --                0.98%      0.05%              0.93%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio -- Class A++..........   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation
  Portfolio -- Class B........................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................ 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio --
  Class B........................................ 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B........................... 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio -- Class B........   --                0.53%      0.01%              0.52%
 MFS(R) Total Return Portfolio -- Class F........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio -- Class A...............   --                0.73%      0.13%              0.60%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --                1.11%      0.01%              1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --                0.89%      0.01%              0.88%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --                0.90%      0.04%              0.86%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


              FUNDING OPTION                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income Securities Fund           Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth             Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund++
Templeton Foreign Securities Fund         Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable All Cap Value        Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                   Current income is a secondary           LLC
                                          consideration.                          Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                     capital.                                LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            FUNDING OPTION                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Equity Income     Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                Long-term capital appreciation is a      LLC
                                       secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                 Long-term capital appreciation is a      LLC
                                       secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap Core      Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital            LLC
                                       appreciation as its secondary            Subadvisers: Western Asset
                                       objective.                               Management Company; Western
                                                                                Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core               Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Small Cap Growth               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Janus Capital
                                                                                Management LLC
JPMorgan Small Cap Value               Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: J.P. Morgan Investment
                                                                                Management Inc.

             FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Lord Abbett Mid Cap Value               Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio -- Class B                   investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                        securities, which are believed to be
                                        undervalued in the marketplace.
MetLife Aggressive Strategy             Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Davis Venture Value Portfolio --        Seeks growth of capital.                  MetLife Advisers, LLC
 Class B++                                                                        Subadviser: Davis Selected Advisers,
                                                                                  L.P.

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Conservative Allocation            Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Conservative to Moderate           Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio -- Class B           income and growth of capital, with a
                                           greater emphasis on income.
MetLife Moderate Allocation                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Moderate to Aggressive             Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital        MetLife Advisers, LLC
 Portfolio -- Class B++                    and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Variable High Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider,
(2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-842-9325 to make such changes.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options--Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:


                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth        ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Appreciation Portfolio   ClearBridge Variable Appreciation Portfolio
 Legg Mason ClearBridge Variable Equity Income Builder    ClearBridge Variable Equity Income Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap      ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
 Legg Mason ClearBridge Variable Large Cap Growth         ClearBridge Variable Large Cap Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Large Cap Value          ClearBridge Variable Large Cap Value Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Mid Cap Core             ClearBridge Variable Mid Cap Core Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Small Cap Growth         ClearBridge Variable Small Cap Growth Portfolio
  Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable High Income            Western Asset Variable High Income Portfolio
  Portfolio
MET INVESTORS SERIES -TRUST                               MET INVESTORS SERIES -TRUST
 Dreman Small Cap Value Portfolio                         JPMorgan Small Cap Value Portfolio
 Lazard Mid Cap Growth Portfolio                          MLA Mid Cap Portfolio
 Met/Templeton Growth Portfolio                           Oppenheimer Global Equity Portfolio
METROPOLITAN SERIES FUND                                  METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio                    Frontier Mid Cap Growth Portfolio
 BlackRock Legacy Large Cap Growth Portfolio              BlackRock Capital Appreciation Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:


     FORMER UNDERLYING FUND/TRUST           NEW UNDERLYING FUND/TRUST
-------------------------------------- -----------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                 Neuberger Berman Genesis Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio            MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio   Met/Templeton Growth Portfolio

                        PORTFOLIO ARCHITECT XTRA ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B
  MetLife Aggressive Strategy Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Diversified Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio.--.Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the
 Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                    STANDARD DEATH     ENHANCED DEATH
                                                                                        BENEFIT           BENEFIT
                                                                                   ----------------   ---------------
Mortality and Expense Risk Charge...............................................     1.25%(5)           1.45%(5)
Administrative Expense Charge...................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........     1.40%              1.60%
Optional E.S.P. Charge..........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................     1.60%              1.80%
Optional GMWB I Charge(maximum upon reset)......................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge(maximum upon reset).....................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........     1.85%              2.05%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.11%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.53%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.56%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++             0.56%     0.25%            0.26%
 Mid Cap Portfolio................................    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign Securities Fund................    0.64%     0.25%            0.15%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.71%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.22%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio --
  Class E.........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.02%
 Janus Forty Portfolio -- Class A.................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio --
  Class B.........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio --
  Class B.........................................    0.09%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.91%       --             0.16%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.09%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --                0.81%        --               0.81%
 American Funds Growth Fund.......................   --                0.60%        --               0.60%
 American Funds Growth-Income Fund................   --                0.54%        --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --                0.89%        --               0.89%
 Dynamic Capital Appreciation Portfolio++            --                1.07%        --               1.07%
 Mid Cap Portfolio................................   --                0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign Securities Fund................   --                1.04%        --               1.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --                0.76%      0.00%              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --                0.93%      0.00%              0.93%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio --
  Class E.........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio --
  Class A.........................................   --                0.83%      0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio -- Class A.................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.........................................   --                0.54%        --               0.54%
 Lord Abbett Mid Cap Value Portfolio --
  Class B......................................... 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio --
  Class B......................................... 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --                1.07%      0.02%              1.05%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --                0.97%      0.01%              0.96%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --                1.01%      0.02%              0.99%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.11%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --           0.03%
 BlackRock Diversified Portfolio -- Class A          0.46%       --           0.07%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Davis Venture Value Portfolio -- Class A........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.73%     0.10%          0.05%
 MetLife Conservative Allocation
  Portfolio -- Class B...........................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B...........................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.82%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.49%     0.25%          0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.03%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio -- Class B.........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio -- Class A         --                0.53%        --               0.53%
 BlackRock Money Market Portfolio --
  Class A........................................   --                0.35%      0.01%              0.34%
 Davis Venture Value Portfolio -- Class A........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --                0.88%      0.02%              0.86%
 MetLife Conservative Allocation
  Portfolio -- Class B........................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................ 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio --
  Class B........................................ 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B........................... 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio -- Class B........   --                0.53%      0.01%              0.52%
 MFS(R) Total Return Portfolio -- Class F........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio -- Class A...............   --                0.73%      0.13%              0.60%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --                0.86%      0.01%              0.85%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --                1.11%      0.01%              1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --                0.50%      0.02%              0.48%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable All Cap Value      Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary           LLC
                                        consideration.                          Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            FUNDING OPTION                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
Legg Mason Investment Counsel          Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.      LLC
                                                                                Subadviser: Legg Mason Investment
                                                                                Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
BlackRock Large Cap Core               Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.         MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Janus Capital
                                                                                Management LLC
JPMorgan Small Cap Value               Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the        MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation     Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through       MetLife Advisers, LLC
 Portfolio -- Class B                  investments, primarily in equity         Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                         Subadviser: Massachusetts Financial
                                                                                Services Company

             FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio --      Seeks high total return while             MetLife Advisers, LLC
 Class A                                attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                        and preserve capital.
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Davis Venture Value Portfolio --        Seeks growth of capital.                  MetLife Advisers, LLC
 Class A                                                                          Subadviser: Davis Selected Advisers,
                                                                                  L.P.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Conservative Allocation         Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.

              FUNDING OPTION                          INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Conservative to Moderate           Seeks high total return in the form of    MetLife Advisers, LLC
 Allocation Portfolio -- Class B           income and growth of capital, with a
                                           greater emphasis on income.
MetLife Moderate Allocation                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Moderate to Aggressive             Seeks growth of capital.                  MetLife Advisers, LLC
 Allocation Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio -- Class B                      and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, -Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, -ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 800-842-9368 to make such changes.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options--Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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


                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:


                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth        ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Appreciation Portfolio   ClearBridge Variable Appreciation Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap      ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
 Legg Mason ClearBridge Variable Large Cap Growth         ClearBridge Variable Large Cap Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Large Cap Value          ClearBridge Variable Large Cap Value Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Small Cap Growth         ClearBridge Variable Small Cap Growth Portfolio
  Portfolio
MET INVESTORS SERIES TRUST                                MET INVESTORS SERIES TRUST
 Dreman Small Cap Value Portfolio                         JPMorgan Small Cap Value Portfolio
 Lazard Mid Cap Portfolio                                 MLA Mid Cap Portfolio
 Van Kampen Comstock Portfolio                            Invesco Comstock Portfolio
METROPOLITAN SERIES FUND                                  METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio                    Frontier Mid Cap Growth Portfolio
 BlackRock Legacy Large Cap Growth Portfolio              BlackRock Capital Appreciation Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:


     FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                 Neuberger Berman Genesis Portfolio
 RCM Technology Portfolio              T. Rowe Price Large Cap Growth Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio            MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio   Oppenheimer Global Equity Portfolio (formerly
                                       Met/Templeton Growth Portfolio)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      VINTAGE XTRA (SERIES II)/SM/ ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)/SM/ Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Income Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Core Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B
  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class E
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B

Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the
 Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 + years                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge.............................     1.40%(5)           1.50%(5)          1.70%(5)
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.65%             1.85%
Optional E.S.P. Charge........................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.70%              1.80%             2.00%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)..................................................     2.20%              2.30%             2.50%
Optional GMWB I Charge (maximum upon reset)...................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)..................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.90%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     1.95%              2.05%             2.25%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling .


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.32%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.53%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.56%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income Securities Fund.................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth Securities
  Fund++.........................................    0.51%     0.25%            0.29%
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I++.........................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.71%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................    0.75%       --             0.07%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................    0.75%     0.25%            0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.09%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................    0.75%       --             0.19%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.11%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio --
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --           0.06%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............       --            0.81%        --             0.81%
 American Funds Growth Fund......................       --            0.60%        --             0.60%
 American Funds Growth-Income Fund...............       --            0.54%        --             0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........       --            0.74%        --             0.74%
 Mid Cap Portfolio -- Service Class 2............       --            0.90%        --             0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income Securities Fund.................       --            0.72%        --             0.72%
 Franklin Small-Mid Cap Growth Securities
  Fund++.........................................       --            1.05%        --             1.05%
 Templeton Foreign Securities Fund...............       --            1.04%        --             1.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................       --            0.94%        --             0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................       --            0.81%      0.00%            0.81%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I++.........................       --            0.81%      0.00%            0.81%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................       --            0.76%      0.00%            0.76%
 ClearBridge Variable Equity Income
  Portfolio -- Class I++.........................       --            0.82%      0.00%            0.82%
 ClearBridge Variable Equity Income
  Portfolio -- Class II..........................       --            1.07%      0.00%            1.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................       --            0.88%      0.00%            0.88%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................       --            0.74%      0.00%            0.74%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................       --            0.94%      0.00%            0.94%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................       --            0.86%      0.00%            0.86%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................       --            0.72%      0.00%            0.72%
MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio --
  Class E........................................       --            0.79%      0.01%            0.78%
 Clarion Global Real Estate Portfolio --
  Class A........................................       --            0.66%        --             0.66%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --           0.06%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --           0.02%
 Janus Forty Portfolio -- Class A................    0.63%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --           0.06%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................    0.65%     0.25%          0.04%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................    0.09%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.91%     0.25%          0.16%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%          0.09%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.11%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --           0.03%
 BlackRock Money Market Portfolio --
  Class E........................................    0.33%     0.15%          0.02%
 Davis Venture Value Portfolio -- Class B++          0.70%     0.25%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.61%       --           0.03%
 MetLife Conservative Allocation
  Portfolio -- Class B...........................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B...........................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.60%     0.25%          0.05%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 Harris Oakmark International Portfolio --
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio -- Class A................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................ 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................ 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --                1.32%      0.02%              1.30%
 MFS(R) Research International Portfolio --
  Class B++......................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio -- Class B.........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --                0.51%      0.00%              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --                0.73%      0.01%              0.72%
 BlackRock Money Market Portfolio --
  Class E........................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio -- Class B++         --                0.98%      0.05%              0.93%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio -- Class A++..........   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation
  Portfolio -- Class B........................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B................ 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio --
  Class B........................................ 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B........................... 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio -- Class B........   --                0.53%      0.01%              0.52%
 MFS(R) Total Return Portfolio -- Class F........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio -- Class A...............   --                0.73%      0.13%              0.60%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --                1.11%      0.01%              1.10%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --                0.89%      0.01%              0.88%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --                0.90%      0.04%              0.86%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


              FUNDING OPTION                        INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income Securities Fund           Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth             Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund++
Templeton Foreign Securities Fund         Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC

            FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable All Cap Value     Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                Current income is a secondary           LLC
                                       consideration.                          Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I++                Long-term capital appreciation is a     LLC
                                       secondary objective.                    Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                 Long-term capital appreciation is a     LLC
                                       secondary objective.                    Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Mid Cap Core      Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                          LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its        Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital           LLC
                                       appreciation as its secondary           Subadvisers: Western Asset
                                       objective.                              Management Company; Western
                                                                               Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core               Seeks long-term capital growth.         MetLife Advisers, LLC
 Portfolio -- Class E                                                          Subadviser: BlackRock Advisors, LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A        Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Mid Cap Value               Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio -- Class B                   investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                        securities, which are believed to be
                                        undervalued in the marketplace.
MetLife Aggressive Strategy             Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Davis Venture Value Portfolio --           Seeks growth of capital.                 MetLife Advisers, LLC
 Class B++                                                                          Subadviser: Davis Selected Advisers,
                                                                                    L.P.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Conservative Allocation            Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Conservative to Moderate           Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio -- Class B           income and growth of capital, with a
                                           greater emphasis on income.
MetLife Moderate Allocation                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Moderate to Aggressive             Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital        MetLife Advisers, LLC
 Portfolio -- Class B++                    and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Variable High Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call to make such changes.

                                LIVING BENEFITS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options--Annuity Options"), or you must make a complete withdrawal of your Contract Value.

If you annuitize at the latest date permitted, you must elect one of the following options:

1) Annuitize the Contract Value under the Contract's annuity provisions.

2) Elect to receive the Annual Withdrawal Benefit payment under the GMWB rider each year until the Remaining Benefit Base (RBB) is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB rider.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:


                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth        ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Appreciation Portfolio   ClearBridge Variable Appreciation Portfolio
 Legg Mason ClearBridge Variable Equity Income Builder    ClearBridge Variable Equity Income Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap      ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
 Legg Mason ClearBridge Variable Large Cap Growth         ClearBridge Variable Large Cap Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Large Cap Value          ClearBridge Variable Large Cap Value Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Mid Cap Core             ClearBridge Variable Mid Cap Core Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Small Cap Growth         ClearBridge Variable Small Cap Growth Portfolio
  Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable High Income            Western Asset Variable High Income Portfolio
  Portfolio
MET INVESTORS SERIES -TRUST                               MET INVESTORS SERIES -TRUST
 Dreman Small Cap Value Portfolio                         JPMorgan Small Cap Value Portfolio
 Lazard Mid Cap Growth Portfolio                          MLA Mid Cap Portfolio
 Met/Templeton Growth Portfolio                           Oppenheimer Global Equity Portfolio
METROPOLITAN SERIES FUND                                  METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio                    Frontier Mid Cap Growth Portfolio
 BlackRock Legacy Large Cap Growth Portfolio              BlackRock Capital Appreciation Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:


     FORMER UNDERLYING FUND/TRUST           NEW UNDERLYING FUND/TRUST
-------------------------------------- -----------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                 Neuberger Berman Genesis Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio            MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio   Met/Templeton Growth Portfolio
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